CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	$ (31,338,861)	$ (24,171,001)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	2,319,857	54,648
Non-cash lease expense	116,629	552,457
Stock based compensation	499,868	28,144
Impairment of long-lived assets	0	27,696
Inventory write-down	3,225,142
Interest accrued on convertible notes		125,408
Change in fair value of derivative		11,923,000
Change in estimated asset retirement obligation	(51,518)
Change in pension obligation	92,383	85,860
Foreign exchange gains and losses	63,541
Changes in operating assets and liabilities:
Inventory, long-term	(212,979)	(7,550,101)
Prepaid expenses and other current assets	217,883	(389,049)
Accounts payable and accrued expenses	3,002,125	2,612,634
Net cash used in operating activities	(22,065,930)	(16,700,304)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property and equipment and other assets	(169,404)	(1,754,504)
Payment for purchase of convertible notes	(1,000,000)
Net cash used in investing activities	(1,169,404)	(1,754,504)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of debt		8,605,850
Repayment of debt	(765,070)
Payment of finance lease obligations	(52,924)	(569,041)
Proceeds from issue of shares, net of issuance cost	130,354
Purchase of treasury stock	(9,959)
Payment made for merger related expenses	(3,592,307)
Net cash provided by financing activities	116,377,818	15,641,814
EFFECT OF EXCHANGE RATE CHANGES ON CASH	1,931,251	(1,795,567)
Net increase (decrease) in cash	95,073,735	(4,608,561)
CASH - beginning of year	10,051,151	14,659,712
CASH - end of year	105,124,886	10,051,151
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income taxes paid	860	810
Cash paid for interest	69,414	82,006
Issue of restricted stock awards	81
Reclassification of inventory costs	11,156,060
Merger related costs in account payable	528,778
Actuarial gain (loss) on pension	165,997	(183,928)
Property and equipment financed through accounts payable	38,705
Assets acquired on finance lease	44,032
Notes payable conversion to preferred stock		7,777,500
Series B-1 preferred stock
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Preferred Stock, net of issuance costs	15,294,997	$ 7,605,005
Series C Preferred Stock
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Preferred Stock, net of issuance costs	$ 105,372,727